Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue Recognition
Schedule of disaggregation of revenue

Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2021	2020	*	2019	*
Hybrid Platform & Solutions	$17,751	$16,321		$14,472
Transaction Processing	6,390	6,606		7,936
Total Software	$24,141	$22,927		$22,408
Business Transformation	$8,284	$7,193		$7,569
Technology Consulting	3,466	3,133		2,821
Application Operations	6,095	5,931		6,549
Total Consulting	$17,844	$16,257		$16,939
Hybrid Infrastructure	$8,167	$8,415		$9,176
Infrastructure Support	6,021	6,118		6,599
Total Infrastructure	$14,188	$14,533		$15,774
Financing**	$774	$975		$1,215
Other	$404	$488		$1,378
Total Revenue	$57,350	$55,179		$57,714

*	Recast to reflect segment changes.
**	Contains lease and loan/working capital financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Schedule of hybrid cloud revenue by segment

($ in millions)
For the year ended December 31:	2021	2020	2019
Software	$8,713	$6,907	$4,099
Consulting	7,852	5,861	5,274
Infrastructure	3,645	4,039	4,183
Other—divested businesses	—	32	279
Total	$20,210	$16,838	$13,834

Schedule of disaggregation of revenue by geography

($ in millions)
For the year ended December 31:	2021	2020	2019
Americas	$28,299	$27,119	$28,704
Europe/Middle East/Africa	17,447	16,767	17,282
Asia Pacific	11,604	11,293	11,728
Total	$57,350	$55,179	$57,714

Schedule of reconciliation of contract balances

($ in millions)
At December 31:	2021	2020
Notes and accounts receivable—trade (net of allowances of $218 in 2021 and $260 in 2020)	$6,754	$5,790
Contract assets*	471	425
Deferred income (current)	12,518	11,980
Deferred income (noncurrent)	3,577	3,758

* Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

Schedule of notes and accounts receivable - trade allowance for credit losses

($ in millions)
January 1, 2021	Additions/(Releases)	Write-offs	Other	*	December 31, 2021
$260	$(15)	$(28)	$1		$218

January 1, 2020	Additions/(Releases)	Write-offs	Other	*	December 31, 2020
$235	$63	$(39)	$1		$260

* Primarily represents translation adjustments.

Schedule of deferred contract costs

($ in millions)
At December 31:	2021	2020
Capitalized costs to obtain a contract	$476	$572
Deferred costs to fulfill a contract
Deferred setup costs	546	591
Other deferred fulfillment costs	1,000	1,004
Total deferred costs*	$2,022	$2,168

* Of the total deferred costs, $1,097 million was current and $924 million was noncurrent at December 31, 2021 and $1,018 million was current and $1,150 million was noncurrent at December 31, 2020.